Horizon Multi-Factor Small/Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Aerospace & Defense - 3.3%
ATI, Inc. (a)	55,375	$9,058,796
Curtiss-Wright Corp.	18,818	13,178,810
		22,237,606

Air Freight & Logistics - 0.1%
Hub Group, Inc. - Class A	15,496	667,413

Automobile Components - 1.2%
BorgWarner, Inc.	90,192	5,192,354
Dana, Inc.	29,493	1,009,840
Phinia, Inc.	11,564	839,893
Standard Motor Products, Inc.	17,128	679,639
Visteon Corp.	6,496	621,472
		8,343,198

Banks - 5.6%
Ameris Bancorp	35,101	2,725,944
BankUnited, Inc.	42,120	1,967,004
Banner Corp.	17,196	1,011,985
Cathay General Bancorp	14,579	724,722
Central Pacific Financial Corp.	20,300	646,555
First Bancorp	71,240	1,505,301
First Financial Bancorp	24,626	691,252
FNB Corp./PA	127,548	2,167,040
Hanmi Financial Corp.	22,852	596,666
Hilltop Holdings, Inc.	27,005	1,010,797
International Bancshares Corp.	20,172	1,353,743
National Bank Holdings Corp. - Class A	16,613	664,354
NBT Bancorp, Inc.	15,213	649,899
OFG Bancorp	15,664	627,813
Pathward Financial, Inc.	9,007	817,745
Preferred Bank	6,604	579,303
Provident Financial Services, Inc.	66,422	1,397,519
S&T Bancorp, Inc.	15,671	655,204
Tompkins Financial Corp.	8,993	689,853
Trustmark Corp.	30,184	1,285,537
United Community Banks, Inc./GA	35,785	1,151,203
Webster Financial Corp.	76,074	5,487,218
Westamerica BanCorp	13,501	683,826
Wintrust Financial Corp.	33,438	4,817,078
Zions Bancorp NA	75,599	4,330,311
		38,237,872

Biotechnology - 5.9%
ACADIA Pharmaceuticals, Inc. (a)	54,779	1,345,372
Arrowhead Pharmaceuticals, Inc. (a)	11,347	717,925
BioMarin Pharmaceutical, Inc. (a)	100,018	6,174,111
Catalyst Pharmaceuticals, Inc. (a)	51,465	1,187,812
Exelixis, Inc. (a)	132,843	5,853,063
Neurocrine Biosciences, Inc. (a)	55,680	7,363,680
Protagonist Therapeutics, Inc. (a)	6,927	637,838
PTC Therapeutics, Inc. (a)	42,789	2,917,782
United Therapeutics Corp. (a)	27,617	13,916,206
		40,113,789

Broadline Retail - 0.5%
Kohl's Corp.	29,058	475,680
Macy's, Inc.	154,489	3,055,792
		3,531,472

Building Products - 1.0%
Armstrong World Industries, Inc.	20,847	3,616,954
AZZ, Inc.	8,902	1,210,494
Insteel Industries, Inc.	20,274	755,815
UFP Industries, Inc.	11,958	1,230,598
		6,813,861

Capital Markets - 3.7%
Acadian Asset Management, Inc.	13,783	742,352
Affiliated Managers Group, Inc.	17,109	5,238,434
BGC Group, Inc. - Class A	195,029	1,856,676
Federated Investors, Inc.	30,265	1,695,143
Janus Henderson Group PLC	94,544	4,925,742
PJT Partners, Inc. - Class A	5,612	828,780
Stifel Financial Corp.	95,768	7,091,583
StoneX Group, Inc. (a)	22,639	2,886,473
		25,265,183

Chemicals - 1.5%
Balchem Corp.	12,960	2,351,333
Cabot Corp.	9,734	741,147
Minerals Technologies, Inc.	10,791	762,060
NewMarket Corp.	5,820	3,643,378
RPM International, Inc.	12,319	1,405,844
Sensient Technologies Corp.	7,149	725,838
Stepan Co.	13,955	710,170
		10,339,770

Commercial Services & Supplies - 1.3%
Brady Corp. - Class A	27,875	2,573,977
Healthcare Services Group, Inc. (a)	34,989	761,711
Interface, Inc.	23,197	730,474
Liquidity Services, Inc. (a)	20,910	660,965
OPENLANE, Inc. (a)	28,975	826,077
Tetra Tech, Inc.	53,617	1,921,633
UniFirst Corp.	5,383	1,264,036
		8,738,873

Communications Equipment - 3.3%
Ciena Corp. (a)	57,512	20,054,435
Digi International, Inc. (a)	14,661	715,750
Harmonic, Inc. (a)	64,403	684,604
NetScout Systems, Inc. (a)	42,525	1,242,155
		22,696,944

Construction & Engineering - 1.9%
Arcosa, Inc.	18,010	1,935,715
Dycom Industries, Inc. (a)	17,061	7,165,961
Valmont Industries, Inc.	8,540	3,927,802
		13,029,478

Consumer Discretionary Products - 1.1%
LCI Industries	6,393	851,548
Lear Corp.	5,946	780,412
Somnigroup International, Inc.	62,722	5,614,246
		7,246,206

Consumer Finance - 1.5%
Bread Financial Holdings, Inc.	10,266	727,449
Encore Capital Group, Inc. (a)	12,524	855,264
Enova International, Inc. (a)	13,641	1,896,781
EZCORP, Inc. - Class A (a)	31,969	848,138
FirstCash Holdings, Inc.	27,569	5,315,027
PROG Holdings, Inc.	22,222	782,437
		10,425,096

Consumer Staple Products - 1.6%
BellRing Brands, Inc. (a)	20,324	373,758
Coca-Cola Consolidated, Inc.	49,939	10,107,654
John B Sanfilippo & Son, Inc.	8,801	727,051
		11,208,463

Consumer Staples Distribution & Retail - 1.0%
Andersons, Inc.	16,607	1,084,271
Maplebear, Inc. (a)	116,080	4,354,161
PriceSmart, Inc.	5,213	806,034
United Natural Foods, Inc. (a)	20,177	770,963
		7,015,429

Containers & Packaging - 0.8%
AptarGroup, Inc.	5,516	792,705
Crown Holdings, Inc.	35,532	4,071,967
Greif, Inc. - Class A	10,918	793,411
		5,658,083

Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. (a)	11,414	1,118,572
Frontdoor, Inc. (a)	23,407	1,605,018
Graham Holdings Co. - Class B	2,708	2,852,093
Grand Canyon Education, Inc. (a)	9,658	1,536,298
Perdoceo Education Corp.	35,874	1,196,398
Strategic Education, Inc.	8,236	677,658
Stride, Inc. (a)	10,196	860,338
		9,846,375

Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc.	37,486	897,790

Electric Utilities - 0.4%
Portland General Electric Co.	53,749	2,900,296

Electrical Equipment - 1.9%
Acuity, Inc.	18,714	5,643,955
EnerSys	24,005	3,988,431
Nextpower, Inc. - Class A (a)	32,178	3,381,908
		13,014,294

Electronic Equipment, Instruments & Components - 1.9%
CTS Corp.	14,938	786,635
ePlus, Inc.	12,017	969,291
Flex Ltd. (a)	90,989	5,734,127
Knowles Corp. (a)	29,274	795,375
Littelfuse, Inc.	2,562	903,002
PC Connection, Inc.	11,069	674,656
Sanmina Corp. (a)	10,788	1,674,945
ScanSource, Inc. (a)	15,952	586,715
Vontier Corp.	18,009	736,928
		12,861,674

Energy Equipment & Services - 3.1%
Bristow Group, Inc. (a)	17,854	851,636
Innovex International, Inc. (a)	29,851	786,574
Oceaneering International, Inc. (a)	33,556	1,191,238
TechnipFMC PLC	244,696	16,225,792
Weatherford International PLC	17,629	1,859,154
		20,914,394

Financial Services - 2.3%
Enact Holdings, Inc.	70,129	2,934,197
Essent Group Ltd.	62,431	3,798,302
EVERTEC, Inc.	28,903	818,244
Jackson Financial, Inc. - Class A	24,817	2,716,965
MGIC Investment Corp.	143,946	3,818,888
NMI Holdings, Inc. - Class A (a)	47,496	1,867,068
		15,953,664

Food Products - 1.0%
Cal-Maine Foods, Inc.	23,798	2,073,044
Fresh Del Monte Produce, Inc.	17,459	749,515
Marzetti Co.	9,522	1,564,846
Pilgrim's Pride Corp.	52,896	2,282,991
		6,670,396

Gas Utilities - 1.0%
National Fuel Gas Co.	53,663	4,884,943
Northwest Natural Holding Co.	14,301	758,525
Southwest Gas Holdings, Inc.	16,181	1,426,679
		7,070,147

Ground Transportation - 0.5%
Landstar System, Inc.	5,035	820,453
Ryder System, Inc.	7,740	1,714,874
Schneider National, Inc. - Class B	24,662	699,908
		3,235,235

Health Care - 1.8%
Globus Medical, Inc. - Class A (a)	66,143	6,314,011
Haemonetics Corp. (a)	30,215	1,913,214
Medpace Holdings, Inc. (a)	8,644	3,905,013
		12,132,238

Health Care Equipment & Supplies - 0.9%
Merit Medical Systems, Inc. (a)	7,649	590,350
Omnicell, Inc. (a)	15,415	633,556
Penumbra, Inc. (a)	14,654	5,046,691
		6,270,597

Health Care Providers & Services - 2.9%
Addus HomeCare Corp. (a)	5,787	599,128
Concentra Group Holdings Parent, Inc.	50,468	1,209,213
CorVel Corp. (a)	9,501	490,062
Encompass Health Corp.	36,140	3,898,783
Ensign Group, Inc.	8,616	1,845,289
National HealthCare Corp.	8,238	1,346,913
Option Care Health, Inc. (a)	19,929	646,895
Pediatrix Medical Group, Inc. (a)	45,468	902,540
Privia Health Group, Inc. (a)	26,998	641,203
Progyny, Inc. (a)	43,009	760,829
Select Medical Holdings Corp.	43,417	649,952
Tenet Healthcare Corp. (a)	29,785	7,130,231
		20,121,038

Hotels, Restaurants & Leisure - 1.6%
Boyd Gaming Corp.	38,009	3,163,489
Brinker International, Inc. (a)	9,956	1,475,479
Monarch Casino & Resort, Inc.	10,161	976,472
Red Rock Resorts, Inc. - Class A	17,691	1,071,190
Texas Roadhouse, Inc.	14,917	2,727,872
Travel + Leisure Co.	18,681	1,376,790
		10,791,292

Household Durables - 3.2%
Cavco Industries, Inc. (a)	2,413	1,392,928
Champion Homes, Inc. (a)	16,516	1,543,916
Ethan Allen Interiors, Inc.	26,815	610,846
Green Brick Partners, Inc. (a)	11,749	865,431
KB Home	14,466	919,748
La-Z-Boy, Inc.	16,827	601,060
Leggett & Platt, Inc.	61,780	721,590
M/I Homes, Inc. (a)	13,741	1,953,421
Taylor Morrison Home Corp. (a)	61,050	4,022,585
Toll Brothers, Inc.	51,304	8,067,041
Tri Pointe Homes, Inc. (a)	22,282	1,031,657
		21,730,223

Household Products - 0.3%
Central Garden & Pet Co. - Class A (a)	32,289	1,115,262
WD-40 Co.	3,215	765,813
		1,881,075

Insurance - 3.4%
Genworth Financial, Inc. (a)	215,703	1,820,533
Hanover Insurance Group, Inc.	22,242	4,017,572
HCI Group, Inc.	7,076	1,248,348
Horace Mann Educators Corp.	20,367	886,168
Mercury General Corp.	22,695	2,055,713
RenaissanceRe Holdings Ltd.	24,834	7,511,292
Safety Insurance Group, Inc.	8,446	655,663
Selective Insurance Group, Inc.	34,970	2,938,879
SiriusPoint Ltd. (a)	58,664	1,240,157
United Fire Group, Inc.	17,923	696,488
		23,070,813

Interactive Media & Services - 0.3%
Cargurus, Inc. (a)	17,370	533,259
QuinStreet, Inc. (a)	45,584	534,245
Yelp, Inc. (a)	21,794	485,788
Ziff Davis, Inc. (a)	18,831	509,943
		2,063,235

IT Services - 0.1%
Grid Dynamics Holdings, Inc. (a)	68,120	459,810

Machinery - 8.6%
Alamo Group, Inc.	3,766	804,154
Crane Co.	23,110	4,634,248
Donaldson Co., Inc.	46,751	4,336,623
ESCO Technologies, Inc.	11,773	3,264,535
Flowserve Corp.	70,161	6,210,652
Franklin Electric Co., Inc.	17,625	1,755,802
ITT, Inc.	21,607	4,373,473
Lincoln Electric Holdings, Inc.	25,257	7,250,022
Lindsay Corp.	5,539	746,103
Mueller Industries, Inc.	73,067	8,618,983
Mueller Water Products, Inc. - Class A	69,396	2,077,022
Proto Labs, Inc. (a)	12,608	782,705
RBC Bearings, Inc. (a)	12,042	6,935,229
The Timken Co.	19,360	2,098,237
Watts Water Technologies, Inc. - Class A	14,489	4,763,114
		58,650,902

Marine Transportation - 0.3%
Kirby Corp. (a)	6,020	781,396
Matson, Inc.	6,857	1,139,153
		1,920,549

Media - 1.3%
New York Times Co. - Class A	97,788	7,802,505
Scholastic Corp.	23,285	809,619
		8,612,124

Metals & Mining - 1.8%
Alcoa Corp.	141,150	8,762,592
Kaiser Aluminum Corp.	6,126	797,238
Reliance, Inc.	9,818	3,098,953
		12,658,783

Multi-Utilities - 0.6%
Avista Corp.	32,090	1,303,496
Black Hills Corp.	34,415	2,535,009
		3,838,505

Oil, Gas & Consumable Fuels - 5.0%
Antero Midstream Corp.	223,590	5,026,303
Antero Resources Corp. (a)	194,863	7,172,907
California Resources Corp.	40,740	2,397,142
Chord Energy Corp.	15,057	1,631,727
DT Midstream, Inc.	24,881	3,454,478
HF Sinclair Corp.	84,442	4,222,944
Par Pacific Holdings, Inc. (a)	16,595	708,109
Permian Resources Corp.	425,234	7,777,530
REX American Resources Corp. (a)	19,953	709,529
Talos Energy, Inc. (a)	59,972	734,657
		33,835,326

Paper & Forest Products - 0.1%
Sylvamo Corp.	13,322	616,809

Passenger Airlines - 0.3%
SkyWest, Inc. (a)	14,015	1,458,681
Sun Country Airlines Holdings, Inc. (a)	45,030	886,191
		2,344,872

Pharmaceuticals - 0.9%
Collegium Pharmaceutical, Inc. (a)	13,714	571,462
Harmony Biosciences Holdings, Inc. (a)	34,025	971,073
Innoviva, Inc. (a)	44,135	1,013,340
Jazz Pharmaceuticals PLC (a)	10,285	1,954,356
Phibro Animal Health Corp. - Class A	16,344	892,219
Supernus Pharmaceuticals, Inc. (a)	14,083	770,763
		6,173,213

Professional Services - 1.8%
CACI International, Inc. - Class A (a)	9,610	5,863,734
ExlService Holdings, Inc. (a)	26,542	829,437
Genpact Ltd.	65,603	2,605,751
Korn Ferry	12,870	806,563
Maximus, Inc.	29,456	2,227,168
		12,332,653

Real Estate Management & Development - 1.7%
Jones Lang LaSalle, Inc. (a)	30,038	9,478,491
St Joe Co.	27,899	2,013,471
		11,491,962

Semiconductors & Semiconductor Equipment - 2.0%
Amkor Technology, Inc.	15,041	719,261
Cirrus Logic, Inc. (a)	26,576	3,750,405
Diodes, Inc. (a)	13,260	904,730
Kulicke & Soffa Industries, Inc.	13,778	960,602
MKS, Inc.	6,038	1,476,049
Onto Innovation, Inc. (a)	8,099	1,748,493
Photronics, Inc. (a)	17,782	665,580
Rambus, Inc. (a)	15,313	1,526,094
Semtech Corp. (a)	12,000	1,082,640
Universal Display Corp.	5,626	600,238
		13,434,092

Software - 1.2%
A10 Networks, Inc.	37,235	717,146
ACI Worldwide, Inc. (a)	16,143	640,554
Adeia, Inc.	51,378	1,063,011
Clear Secure, Inc. - Class A	16,416	798,474
Dolby Laboratories, Inc. - Class A	9,868	656,913
Dropbox, Inc. - Class A (a)	23,867	596,437
Guidewire Software, Inc. (a)	5,054	734,447
InterDigital, Inc.	1,871	685,778
LiveRamp Holdings, Inc. (a)	22,601	614,069
Qualys, Inc. (a)	4,460	412,416
Sprinklr, Inc. - Class A (a)	84,526	491,941
Teradata Corp. (a)	32,449	1,021,819
		8,433,005

Specialty Retail - 3.4%
Abercrombie & Fitch Co. - Class A (a)	18,427	1,802,161
AutoNation, Inc. (a)	15,489	3,022,833
Bath & Body Works, Inc.	34,007	773,999
Buckle, Inc.	27,625	1,479,319
Five Below, Inc. (a)	29,443	6,581,394
Gap, Inc.	140,888	3,950,499
Group 1 Automotive, Inc.	2,638	859,302
Sally Beauty Holdings, Inc. (a)	42,859	688,744
Upbound Group, Inc.	36,886	791,205
Urban Outfitters, Inc. (a)	49,846	3,299,805
		23,249,261

Textiles, Apparel & Luxury Goods - 0.1%
G-III Apparel Group Ltd.	21,251	650,068

Tobacco - 0.1%
Universal Corp.	12,232	657,225

Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	15,106	4,268,654
Core & Main, Inc. - Class A (a)	34,638	1,875,994
DNOW, Inc. (a)	60,712	715,187
Rush Enterprises, Inc. - Class A	31,786	2,255,852
		9,115,687

Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.	37,803	1,691,684
TOTAL COMMON STOCKS (Cost $557,081,256)		643,160,042

REAL ESTATE INVESTMENT TRUSTS - 5.4%	Shares	Value
Financial Services - 1.2%
Annaly Capital Management, Inc.	356,871	8,293,682

Health Care REITs - 1.2%
LTC Properties, Inc.	19,105	758,086
Omega Healthcare Investors, Inc.	123,017	5,938,031
Sabra Health Care REIT, Inc.	34,589	710,804
Universal Health Realty Income Trust	15,616	681,170
		8,088,091

Hotel & Resort REITs - 0.3%
DiamondRock Hospitality Co.	95,699	960,818
Sunstone Hotel Investors, Inc.	72,411	671,974
		1,632,792

Industrial REITs - 1.2%
EastGroup Properties, Inc.	10,796	2,119,363
First Industrial Realty Trust, Inc.	68,468	4,323,069
LXP Industrial Trust	17,286	856,694
STAG Industrial, Inc.	19,226	754,044
		8,053,170

Residential REITs - 0.4%
American Homes 4 Rent - Class A	68,991	2,069,730
Centerspace	10,259	645,291
		2,715,021

Retail REITs - 0.9%
Brixmor Property Group, Inc.	42,206	1,277,576
Getty Realty Corp.	23,227	762,310
NNN REIT, Inc.	27,865	1,262,842
Phillips Edison & Co., Inc.	18,907	742,667
Saul Centers, Inc.	21,037	716,941
Tanger, Inc.	19,787	733,306
Whitestone REIT	49,000	744,310
		6,239,952

Specialized REITs - 0.2%
EPR Properties	13,283	789,143
Rayonier, Inc.	35,540	763,754
		1,552,897
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $33,742,218)		36,575,605

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (b)	3,337,023	3,337,023
TOTAL MONEY MARKET FUNDS (Cost $3,337,023)		3,337,023

TOTAL INVESTMENTS - 100.0% (Cost $594,160,497)		683,072,670
Other Assets in Excess of Liabilities - 0.0% (c)		21,974
TOTAL NET ASSETS - 100.0%		$683,094,644

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$643,160,042	$–	$–	$643,160,042
Real Estate Investment Trusts	36,575,605	–	–	36,575,605
Money Market Funds	3,337,023	–	–	3,337,023
Total Investments	$683,072,670	$–	$–	$683,072,670

Refer to the Schedule of Investments for further disaggregation of investment categories.